The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 38.6%
	AGGREGATE BOND — 11.3%
2,624	AB High Yield ETF	$95,540
71,916	iShares Yield Optimized Bond ETF	1,595,097
18,386	PGIM Ultra Short Bond ETF	913,784
		2,604,421
	BROAD BASED — 0.0%
610	USCF SummerHaven Dynamic Commodity Strategy No. K-1 Fund	11,804
	BROAD MARKET — 0.2%
264	Schwab Fundamental U.S. Broad Market ETF	17,313
79	Vanguard U.S. Momentum Factor ETF	11,866
106	Vanguard U.S. Quality Factor ETF	14,214
		43,393
	CONSUMER STAPLES — 0.2%
490	Fidelity MSCI Consumer Staples Index ETF	23,227
120	Vanguard Consumer Staples ETF	24,364
		47,591
	CONVERTIBLE — 0.0%
61	iShares Convertible Bond ETF	4,796
	CORPORATE — 20.0%
35,123	Franklin Senior Loan ETF	857,352
9,810	iShares High Yield Systematic Bond ETF	455,576
11,514	iShares Investment Grade Systematic Bond ETF	510,761
40,181	Principal Active High Yield ETF	765,464
15,726	SPDR Portfolio Intermediate Term Corporate Bond ETF	512,039
26,885	SPDR Portfolio Short Term Corporate Bond ETF	798,485
26,876	VanEck IG Floating Rate ETF	685,607
		4,585,284
	EMERGING MARKETS — 0.0%
164	Columbia EM Core ex-China ETF	5,235
	GLOBAL — 0.0%
97	SPDR Global Dow ETF	12,428
	GOVERNMENT — 3.0%
7,265	iShares 7-10 Year Treasury Bond ETF	680,367
	INTERNATIONAL — 0.2%
171	Invesco S&P International Developed Momentum ETF	7,062
164	iShares Currency Hedged MSCI EAFE Small-Cap ETF	5,238
212	Schwab Fundamental International Equity ETF	7,426

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL (Continued)
274	SPDR Portfolio Developed World ex-US ETF	$9,612
193	Vanguard FTSE Developed Markets ETF	9,538
		38,876
	LARGE-CAP — 0.4%
31	Invesco QQQ Trust Series 1	14,853
234	Schwab Fundamental U.S. Large Co. ETF	15,673
148	Schwab U.S. Large-Cap Growth ETF	14,924
347	SPDR Portfolio S&P 500 Value ETF	16,913
66	Vanguard Mega Cap ETF	13,021
73	Vanguard Value ETF - Class A	11,710
		87,094
	LONG TERM CORPORATE BOND — 3.0%
15,953	FlexShares Credit-Scored U.S. Long Corporate Bond Index Fund	679,757
	MID-CAP — 0.1%
63	Invesco S&P MidCap 400 Pure Value ETF	7,038
142	Invesco S&P Midcap 400 Revenue ETF	15,589
		22,627
	PRECIOUS METALS — 0.1%
685	abrdn Physical Silver Shares ETF*	19,070
304	iShares Gold Trust*	13,355
		32,425
	SMALL-CAP — 0.1%
130	Dimensional U.S. Small Cap ETF	7,810
142	JPMorgan Market Expansion Enhanced Equity ETF	8,043
		15,853
	Total Exchange-Traded Funds
	(Cost $8,775,721)	8,871,951
	MUTUAL FUNDS — 55.1%
	AGGREGATE BOND — 23.3%
112,689	Allspring Core Plus Bond Fund - Class R6	1,251,977
226,664	DFA Diversified Fixed Income Portfolio - Class Institutional	2,073,976
114,622	Vanguard Core Bond Fund - Class Admiral	2,031,102
		5,357,055
	BLEND BROAD MARKET — 0.0%
272	DFA U.S. Core Equity 1 Portfolio - Class Institutional	10,990
	BLEND LARGE CAP — 0.1%
302	DFA U.S. Large Co. Portfolio - Class Institutional	10,952

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND LARGE CAP (Continued)
157	Schwab S&P 500 Index Fund	$13,201
		24,153
	BLEND MID CAP — 0.1%
435	Vanguard Strategic Equity Fund - Class Investor	15,806
	EMERGING MARKET STOCK — 0.0%
57	New World Fund, Inc. - Class F-3	4,577
	EMERGING MARKETS BOND — 10.1%
129,199	Nuveen Emerging Markets Debt Fund - Class R6	1,083,976
54,029	Vanguard Emerging Markets Bond Fund - Class Admiral	1,243,208
		2,327,184
	FOREIGN AGGREGATE BOND — 14.4%
75,375	DFA Short Duration Real Return Portfolio - Class Institutional	800,485
234,433	Dodge & Cox Global Bond Fund - Class I	2,506,085
		3,306,570
	FOREIGN BLEND — 0.1%
385	Dimensional Global Equity Portfolio - Class Institutional	12,770
	FOREIGN VALUE — 0.1%
347	DFA International Value Portfolio - Class Institutional	7,250
771	Dodge & Cox Global Stock Fund - Class I	12,108
		19,358
	GENERAL CORPORATE BOND — 3.2%
78,824	T Rowe Price Institutional Floating Rate Fund - Class I	745,672
	GROWTH BROAD MARKET — 0.1%
211	New Perspective Fund - Class R-6	13,148
	GROWTH LARGE CAP — 0.1%
236	Nuveen Large Cap Growth Index Fund - Class R6	14,768
	GROWTH SMALL CAP — 0.0%
74	Vanguard Explorer Fund - Class Admiral	7,925
	HIGH YIELD BOND — 3.4%
81,349	American High-Income Trust - Class F-3	777,692
	VALUE MID CAP — 0.1%
244	DFA U.S. Targeted Value Portfolio - Class Institutional	7,776

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	VALUE MID CAP (Continued)
467	Vanguard Selected Value Fund - Class Investor	$13,708
		21,484
	Total Mutual Funds
	(Cost $12,604,472)	12,659,152
	MONEY MARKET FUNDS — 4.6%
1,046,817	Gabelli U.S. Treasury Money Market Fund - Class AAA, 5.19%[1]	1,046,817
	Money Market Funds
	(Cost $1,046,817)	1,046,817
	TOTAL INVESTMENTS — 98.3%
	(Cost $22,427,010)	22,577,920
	Other Assets in Excess of Liabilities — 1.7%	388,868
	TOTAL NET ASSETS — 100.0%	$22,966,788

*Non-income producing security.
[1]Effective 7 day yield as of June 30, 2024.